Intangibles and Other Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Other assets:
Intangibles and other assets	$ 138,000		$ 94,497	$ 104,760
VERSO PAPER HOLDINGS LLC
Amortizable intangible assets:
Amortizable intangible assets, net of accumulated amortization			4,701	5,416
Unamortizable intangible assets:
Indefinite-Lived Trademarks	10,000		9,880	16,180
Other assets:
Financing costs, net of accumulated amortization of $18.8 million on December 31, 2014, and $13.6 million on December 31, 2013	22,000		23,118	28,761
Deferred major repair	17,000		21,118	16,218
Replacement parts, net	6,000		2,838	3,465
Loan to affiliate	23,000		23,305	23,305
Restricted cash	3,000		2,603	4,946
Other	23,000		6,934	6,469
Total other assets	94,000		79,916	83,164
Intangibles and other assets	138,000	[1]	94,497	104,760
VERSO PAPER HOLDINGS LLC | Customer Relationships
Amortizable intangible assets:
Amortizable intangible assets, net of accumulated amortization	$ 34,000		4,520	5,120
VERSO PAPER HOLDINGS LLC | Patents
Amortizable intangible assets:
Amortizable intangible assets, net of accumulated amortization			$ 181	$ 296

[1]	Intangibles and other assets, net of Guarantor Subsidiaries include $23 million of a long-term note receivable from Verso Finance.